GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

a.
Alcobra Ltd. was incorporated in Israel and commenced its operation on February 7, 2008. During July 2013, a wholly-owned subsidiary was incorporated in the State of Delaware named Alcobra Inc. (the "Subsidiary").

b.
Alcobra Ltd. and the Subsidiary (collectively "the Company") are an emerging biopharmaceutical company primarily focused on the development and commercialization of proprietary pharmaceutical products. The Company’s product candidates include: (i) Abuse-Deterrent Amphetamine Immediate-Release ("ADAIR"), a proprietary, abuse-deterrent oral formulation of immediate-release (short-acting) dextroamphetamine for the treatment of Attention Deficit Hyperactivity Disorder ("ADHD") and Narcolepsy; and (ii) Metadoxine Extended Release ("MDX"), a proprietary oral drug, for the treatment of ADHD and other cognitive disorders, including Fragile X. In January 2017, the Company announced that the Phase III in adult ADHD study failed to show a positive statistical outcome on the primary efficacy endpoint. Following these clinical results, the Company may not generate any future revenues from MDX or its underlying intellectual property. The Company do not plan to invest additional significant capital in the development of MDX. Instead, it exploring strategic alternatives for partnering or monetizing MDX for ADHD and other indications in various territories, but may not be able to complete such transactions due to limited demand or other reasons. The Company strategy is to complete the development of, obtain regulatory approval for, and successfully commercialize, ADAIR and/or any other product candidate the Company may develop in the future in a timely manner.

c.
The Company has not generated revenue from the sale of any product, and does not expect to generate significant revenue unless and until the Company obtains marketing approval of, and commercialize, MDX, ADAIR, or any other product candidate. During the year ended December 31, 2016, the Company has incurred a loss of $ 24,603 and had a negative cash flow from operating activities of $ 19,241. The accumulated deficit as of December 31, 2016 is $ 95,620. The Company is required and plans to continue to finance its operations through equity or similar financing rounds. The Company’s management believes that its current financial resources will be sufficient to continue the development of the Company’s products at least for twelve months from the date of this report.